Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Accounts receivable		$ 8,662	$ 10,718	$ 4,149
Prepaid expenses and other		17,122	14,399	20,195
Right-of-use assets		2,560	2,734	3,255
Deferred income tax asset		1,325	750	3,075
Derivative instruments (note 12)		1	20	587
Investment (note 6a)	[1]	953	953	953
Other assets		$ 30,623	$ 29,574	$ 32,214

[1]	In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.